Loans - Schedule of Long-Term Bank Loans (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Schedule of Long-Term Bank Loans [Line Items]
Total long-term bank loans		$ 4,464,809
Long-term bank loans - current		306,956
Long-term bank loans - non-current		4,157,853
Tianshan Rural Commercial Bank [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total long-term bank loans	[1]	3,069,556
Bank of China [Member]
Schedule of Long-Term Bank Loans [Line Items]
Total long-term bank loans	[2]	$ 1,395,253

[1]

On January 22, 2025, Xinjiang United Family entered into a loan agreement with Tianshan Rural Commercial Bank to borrow RMB12.0 million ($1,674,303) as working capital for three years, with a maturity date of January 19, 2028. The loan bears a fixed interest rate of 5.0% per annum. The Company is required to make a semi-annual installment payment of RMB 0.6 million ($83,715) within the term of the loan, with last installment of RMB 9.0 million ($1,255,728) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, as well as Urumqi Plastic Surgery Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. As of date of this report, the loan was repaid as scheduled.

On March 24, 2025, Xinjiang United Family entered into another loan agreement with Tianshan Rural Commercial Bank to borrow RMB10.0 million ($1,395,253) as working capital for two years, with a maturity date of March 23, 2027. The loan bears a fixed interest rate of 4.5% per annum. The Company is required to make a semi-annual installment payment of RMB 0.2 million ($27,905) within the term of the loan, with last installment of RMB 9.4 million ($1,311,538) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong, and Urumqi Mary Maternity and Gynecology Hospital Co., Ltd., a related party that is controlled by Mr. Gang Li. In addition, the loan is also guaranteed by two third parties companies, as well as these two companies’ legal representatives and their family members.

[2]	On June 19, 2025, Xinjiang United Family entered into a loan agreement with Bank of China to borrow RMB10.0 million ($1,395,253) as working capital for two years, with a maturity date of June 19, 2027. The loan bears a floating rate of China’s Loan Prime Rate (“LPR”), with every twelve months adjustments starting from the loan disbursement date. The Company is required to make a semi-annual installment payment of RMB 0.3 million ($41,858) within the term of the loan, with last installment of RMB 9.1 million ($1,269,680) to be paid at maturity date. The loan is guaranteed by Mr. Gang Li and his family member, Ms. Ying Xiong.